Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Depreciation expense	$ 1,750	$ 8,264	$ 100,953	$ 66,081